Summary of Significant Accounting Policies - Impact of Adoption of IFRS 16 Standard on Lease Liabilities (Detail) $ in Millions	Jan. 01, 2019 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 26,575
Oil and gas producing units [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	12,925
Vessels [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	11,996
Land and buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	1,011
Others [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 643